Investments accounted for using the equity method (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) item	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Investments
Equity book value limit	€ 1,000
Evotec's share of earnings limit	€ 1,000
Number of investments classified as significant | item	5
Number of investments classified as insignificant | item	3
Balance at beginning	€ 3,071	€ 16,043
Investment	3,379	7,838
Share of profit/(loss) in associate	(4,312)	(12,881)
Impairment		(7,875)
Dividends earned, Divestment or Reclassification		(54)
Net book value at end	2,138	3,071	€ 16,043
Current assets	681,964	903,162
Non-current assets	1,230,538	1,349,306
Current liabilities	344,585	464,573
Non-current liabilities	615,392	667,987
Revenues from 01 Jan to 31 Dec	796,967	781,426	751,448
Net income (loss) 1 Jan to 31 Dec	(196,078)	(83,913)	(175,655)
Autobahn Labs LLC
Investments
Balance at beginning		1,371
Investment	1,378	2,360
Share of profit/(loss) in associate	(1,378)	(3,730)
Net book value at end			1,371
Current assets		1,272
Non-current assets		727
Current liabilities		2,257
Net income (loss) 1 Jan to 31 Dec		(10,667)
Centauri Therapeutics GmbH
Investments
Balance at beginning	2,179
Investment		3,455
Share of profit/(loss) in associate	(916)	(309)
Impairment		(3,336)
Dividends earned, Divestment or Reclassification		2,369
Net book value at end	1,264	2,179
Current assets	383	9,451
Non-current assets	299
Current liabilities	245
Revenues from 01 Jan to 31 Dec	1	597
Net income (loss) 1 Jan to 31 Dec	(4,483)	(3,448)
Curexsys GmbH
Investments
Balance at beginning		3,967
Share of profit/(loss) in associate		(968)
Impairment		(2,999)
Net book value at end			3,967
Current assets		1,071
Non-current assets		421
Current liabilities		148
Net income (loss) 1 Jan to 31 Dec		(2,176)
Dark Blue Therapeutics Ltd
Investments
Balance at beginning		4,022
Share of profit/(loss) in associate		(4,022)
Net book value at end			4,022
Current assets	291	4,321
Non-current assets	9,047	248
Current liabilities	981	1,087
Non-current liabilities		9,098
Net income (loss) 1 Jan to 31 Dec	(3,115)	(9,210)
EIR Biotherapies
Investments
Investment	1,022
Share of profit/(loss) in associate	(149)
Net book value at end	873
Current assets	634
Non-current assets	1,752
Current liabilities	187
Non-current liabilities	2
Net income (loss) 1 Jan to 31 Dec	(167)
Quantro Therapeutics GmbH, Wien, Austria
Investments
Balance at beginning	892
Share of profit/(loss) in associate	(892)
Net book value at end		892
Current assets	1,121	613
Non-current assets	549	5,072
Current liabilities	2,072	2,902
Non-current liabilities	4,325	483
Revenues from 01 Jan to 31 Dec	1,294	2,353
Net income (loss) 1 Jan to 31 Dec	(3,974)	(890)
Topas Therapeutics GmbH
Investments
Balance at beginning		405
Investment	977	2,023
Share of profit/(loss) in associate	(977)	(2,428)
Net book value at end			405
Current assets	7,560
Non-current assets	972
Current liabilities	548
Net income (loss) 1 Jan to 31 Dec	(9,418)
Tucana Biosciences Inc.
Investments
Balance at beginning		2,325
Share of profit/(loss) in associate		(775)
Impairment		(579)
Dividends earned, Divestment or Reclassification		(970)
Net book value at end			2,325
Insignificant investments
Investments
Investment	2
Net book value at end	2
Insignificant investments
Investments
Balance at beginning	€ 892	3,954
Share of profit/(loss) in associate		(650)
Impairment		(960)
Dividends earned, Divestment or Reclassification		(1,453)
Net book value at end		€ 892	€ 3,954